SCHEDULE OF STOCK OPTION ACTIVITY (Details) - Key Mining Corp [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Stock options outstanding, Beginning balance	5,850,000	5,850,000
Weighted Avg Price, Beginning balance	$ 0.58	$ 0.58
Weighted Avg Life, Outsanding	2 years 8 months 8 days	2 years 8 months 8 days	2 years 8 months 8 days
Stock options, Granted				5,600,000
Stock options, Exercised
Stock options, Forfeited or Expired
Stock options outstanding, Ending balance	5,850,000	5,850,000	5,850,000	5,800,000
Weighted Avg Price, Ending balance	$ 0.58	$ 0.58	$ 0.58
Stock options outstanding, Vested and exercisable	5,850,000
Weighted Avg Price, Vested and exercisable	$ 0.58
Weighted Avg Life (in years), Vested and exercisable	2 years 8 months 8 days